Note 12 - Income Taxes (Detail) - Reconciliation of income tax computed at the Italian statutory tax rate to the Company’s tax expense/(benefit): (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Before Tax at statutory rate (in Euro)	€ 220	€ 968	€ 1,230
Profit Before Tax at statutory rate	27.50%	27.50%	27.50%
Total (in Euro)	26	811	397
Effect On Swiss Tax Loss Rate [Member]
Effect on Swiss tax rate (in Euro)	383	140
Effect on Swiss tax rate	47.90%	5.20%
Swiss Minimum Tax [Member]
Swiss minimum tax (in Euro)	11	134	81
Swiss minimum tax	1.40%	3.80%	1.80%
Total [Member]
Total (in Euro)	26	811	397
Total	3.20%	23.00%	8.90%
Movement in Valuation Allowance [Member]
Movement in valuation allowance (in Euro)	(1,205)	(1,252)	(2,782)
Movement in valuation allowance	(150.60%)	(35.60%)	(62.20%)
Expired NOLs [Member]
Expired NOLs (in Euro)			673
Expired NOLs			15.10%
Other1 [Member]
Other (in Euro)			367
Other			8.20%
Italian Regional Tax [Member]
Italian Regional tax - IRAP (in Euro)	107	380	317
Italian Regional tax - IRAP	13.40%	10.80%	7.10%
Stock Options [Member]
Stock options (in Euro)	527	458	420
Stock options	65.90%	13.00%	9.40%
Permanent Differences from Tax Calculation [Member]
Permanent differences from Tax Calculation (in Euro)	(23)	(17)	91
Permanent differences from Tax Calculation	(2.90%)	(1.70%)	2.00%
True-Up Previous Years In DTA Calculation [Member]
True-up previous years in DTA calculation (in Euro)	€ 6
True-up previous years in DTA calculation	0.70%